Provisions - Summary of Provisions (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of total provisions [line items]
Beginning balance	₨ 27,155
Ending balance	29,134	$ 387	₨ 27,155
Provision for restoration and rehabilitation and environmental costs [member]
Disclosure of total provisions [line items]
Beginning balance	24,532	325	21,974
Additions	694	10	181
Utilised	(143)	(2)	(129)
Unused amounts reversed			(84)
Unwinding of discount	962	13	936
Revision in estimates	(499)	(6)	1,385
Exchange differences	1,214	16	269
Ending balance	26,760	356	24,532
Miscellaneous other provisions [member]
Disclosure of total provisions [line items]
Beginning balance	521	7	509
Additions	14	0	12
Reclassification	6	0
Ending balance	₨ 541	$ 7	₨ 521